Warrants (Details) - USD ($)		1 Months Ended		6 Months Ended	12 Months Ended
	Feb. 02, 2022	Feb. 22, 2022	Jan. 31, 2021	Jun. 30, 2022	Dec. 31, 2021
Warrants (Details) [Line Items]
Exercisable term			6 years
Warrants exercised					$ 0
Conversion rate				2.725	2.725
Placement Agent Warrant Member
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock				362,134	61,600
Warrant exercise price				$ 3.29	$ 7.31
Proceeds from issuance of warrants				$ 508,797
Warrant expiration date				Jan. 25, 2027
Series A One Preferred Stock [Member]
Warrants (Details) [Line Items]
Proceeds from issuance of warrants					$ 326,675
Public Warrants [Member]
Warrants (Details) [Line Items]
Purchase price				$ 0.01
Rollover Warrants [Member]
Warrants (Details) [Line Items]
Warrant expiration date				Jan. 31, 2027
Conversion rate				2.725
Warrant [Member]
Warrants (Details) [Line Items]
Purchase price	$ 5,073
Warrants shares	1,891			165,976
Common Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock				2,586,667
Warrant exercise price				$ 3.29
Proceeds from issuance of warrants				$ 3,634,262
Warrant expiration date				Jan. 25, 2027
Pre-Funded Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock				1,293,541
Warrant exercise price				$ 0.00001
Purchase price		$ 12.94
Warrants shares		1,293,541
Minimum [Member] | Public Warrants [Member]
Warrants (Details) [Line Items]
Sale of stock price				$ 18
IPO [Member] | Public Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock				10,511,597
Warrant exercise price				$ 11.5
Warrant expiration date				Jan. 10, 2027
Series A One Preferred Stock [Member] | Rollover Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock				167,867
Warrant exercise price				$ 2.68
Proceeds from issuance of warrants				$ 326,675